Guggenheim Core Bond Fund Expense Example - A C Inst P Shares [Member] - Guggenheim Core Bond Fund	Sep. 30, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 481
Expense Example, with Redemption, 3 Years	675
Expense Example, with Redemption, 5 Years	885
Expense Example, with Redemption, 10 Years	1,488
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	510
Expense Example, with Redemption, 5 Years	883
Expense Example, with Redemption, 10 Years	1,929
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	732
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	$ 1,070